Financial Instruments - Schedule of Financial Assets and Liabilities Recorded in the Consolidated Financial Statements (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financial liabilities
Warrants liability	$ 95,067,012	$ 40,919,123	$ 37,864,064
Total liabilities recognized at fair value	95,067,012	40,919,123
Financial assets
Investment in equity-accounted joint venture		107,856,418
Total assets recognised at fair value		107,856,418
Level 1 [Member]
Financial liabilities
Warrants liability	27,348,967	3,529,803
Total liabilities recognized at fair value	27,348,967	3,529,803
Financial assets
Investment in equity-accounted joint venture
Total assets recognised at fair value
Level 2 [Member]
Financial liabilities
Warrants liability
Total liabilities recognized at fair value
Financial assets
Investment in equity-accounted joint venture
Total assets recognised at fair value
Level 3 [Member]
Financial liabilities
Warrants liability	67,718,045	37,389,320
Total liabilities recognized at fair value	$ 67,718,045	37,389,320
Financial assets
Investment in equity-accounted joint venture		107,856,418
Total assets recognised at fair value		$ 107,856,418